Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Thornburg Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.79%	15.23%	10.71%
Thornburg Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	24.47%	15.36%	10.37%
Thornburg Global Opportunities Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	26.89%	16.64%	11.57%
Thornburg Global Opportunities Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	26.29%	16.08%	11.01%
Thornburg Global Opportunities Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	26.38%	16.17%	11.11%
Thornburg Global Opportunities Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	26.88%	16.64%	11.56%
Thornburg Global Opportunities Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	27.06%	16.80%
Thornburg International Equity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%	10.05%	8.27%
Thornburg International Equity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%	10.17%	7.93%
Thornburg International Equity Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	18.32%	11.40%	9.12%
Thornburg International Equity Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%	10.86%	8.57%
Thornburg International Equity Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	17.95%	11.07%	8.78%
Thornburg International Equity Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	18.29%	11.36%	9.07%
Thornburg International Equity Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	18.52%	11.59%	9.29%
Thornburg Better World International Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	8.65%	9.15%
Thornburg Better World International Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%	8.83%	8.93%
Thornburg Better World International Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%	10.24%	10.36%
Thornburg International Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.64%)	0.22%	5.73%
Thornburg International Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.02%)	0.22%	5.32%
Thornburg International Growth Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%	1.51%	6.60%
Thornburg International Growth Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%	1.00%	6.06%
Thornburg International Growth Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%	1.09%	6.16%
Thornburg International Growth Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	2.34%	1.50%	6.59%
Thornburg International Growth Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	1.61%	6.70%
Thornburg Developing World Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.75%	2.67%	5.97%
Thornburg Developing World Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.94%	2.77%	5.61%
Thornburg Developing World Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%	4.04%	6.88%
Thornburg Developing World Fund Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%	4.03%	6.88%
Thornburg Developing World Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	4.14%	6.99%
Thornburg Small/Mid Cap Core Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.37%)	6.64%	7.86%
Thornburg Small/Mid Cap Core Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.30%	6.63%	7.43%
Thornburg Small/Mid Cap Core Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%	8.06%	8.78%
Thornburg Small/Mid Cap Core Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%	7.66%	8.39%
Thornburg Small/Mid Cap Core Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%	7.77%	8.49%
Thornburg Small/Mid Cap Core Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%	8.06%	8.78%
Thornburg Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.44%	0.12%	7.39%
Thornburg Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%	0.16%	6.99%
Thornburg Small/Mid Cap Growth Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%	1.50%	8.33%
Thornburg Small/Mid Cap Growth Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%	0.98%	7.78%
Thornburg Small/Mid Cap Growth Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%	1.08%	7.89%
Thornburg Small/Mid Cap Growth Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%	1.49%	8.33%
Thornburg Investment Income Builder Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.03%	15.80%	9.74%
Thornburg Investment Income Builder Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	16.01%	9.44%
Thornburg Investment Income Builder Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	25.98%	17.14%	10.53%
Thornburg Investment Income Builder Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	25.26%	16.44%	9.86%
Thornburg Investment Income Builder Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	25.39%	16.56%	9.97%
Thornburg Investment Income Builder Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	25.86%	17.02%	10.41%
Thornburg Investment Income Builder Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	26.06%	17.24%
Thornburg Summit Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%
Thornburg Summit Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%	11.13%
Thornburg Ultra Short Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%	2.53%	2.39%
Thornburg Ultra Short Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.21%	2.75%
Thornburg Limited Term U.S. Government Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%	(0.21%)	0.86%
Thornburg Limited Term U.S. Government Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%	(0.05%)	0.70%
Thornburg Limited Term U.S. Government Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%	(0.03%)
Thornburg Limited Term U.S. Government Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	0.55%	1.31%
Thornburg Limited Term U.S. Government Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	0.21%	0.95%
Thornburg Limited Term U.S. Government Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	0.20%	0.93%
Thornburg Limited Term U.S. Government Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	0.51%	1.27%
Thornburg Limited Term Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%	1.14%	2.39%
Thornburg Limited Term Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	1.37%	2.31%
Thornburg Limited Term Income Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.31%	1.13%
Thornburg Limited Term Income Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%	1.88%	2.84%
Thornburg Limited Term Income Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%	1.39%	2.35%
Thornburg Limited Term Income Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%	1.37%	2.34%
Thornburg Limited Term Income Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%	1.89%	2.80%
Thornburg Limited Term Income Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%	1.95%
Thornburg Core Plus Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.63%)
Thornburg Core Plus Bond Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%
Thornburg Core Plus Bond Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%
Thornburg Strategic Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.12%)	2.19%	3.63%
Thornburg Strategic Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%	2.37%	3.37%
Thornburg Strategic Income Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	3.54%	4.50%
Thornburg Strategic Income Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	2.86%	3.89%
Thornburg Strategic Income Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	2.86%	3.89%
Thornburg Strategic Income Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	3.52%	4.49%
Thornburg Strategic Income Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%	3.60%
Thornburg Short Duration Municipal Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%	0.79%	0.89%
Thornburg Short Duration Municipal Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	1.46%	1.25%
Thornburg Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.61%	0.43%	1.21%
Thornburg Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.16%	0.64%	1.10%
Thornburg Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%	0.40%
Thornburg Limited Term Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%	1.13%	1.61%
Thornburg Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.13%	0.83%	1.69%
Thornburg Intermediate Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	0.86%	1.54%
Thornburg Intermediate Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.13%	0.85%
Thornburg Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%	1.47%	2.16%
Thornburg Strategic Municipal Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%	0.75%	1.70%
Thornburg Strategic Municipal Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	0.98%	0.68%	1.44%
Thornburg Strategic Municipal Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	1.38%	2.14%
Thornburg California Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.64%	0.49%	1.00%
Thornburg California Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%	0.68%	0.88%
Thornburg California Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.10%	0.68%
Thornburg California Limited Term Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%	1.20%	1.43%
Thornburg New Mexico Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.13%)	(0.03%)	1.07%
Thornburg New Mexico Intermediate Municipal Fund - Class D
Average Annual Return [Line Items]
Average Annual Return, Percent	1.70%	0.12%	1.02%
Thornburg New Mexico Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	0.70%	1.59%
Thornburg New York Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.55%)	0.32%	1.14%
Thornburg New York Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%	1.04%	1.67%
Thornburg Emerging Markets Managed Account Fund Class SMA
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%
Thornburg High Income Bond Managed Account Fund Class SMA
Average Annual Return [Line Items]
Average Annual Return, Percent	4.57%
Thornburg Investment Grade Bond Managed Account Fund Class SMA
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%
Thornburg Municipal Managed Account Fund Class SMA
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%
Thornburg Capital Management Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	3.28%	2.30%
Without Sales Load [Member] | Thornburg Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	26.48%	16.29%	11.22%
Without Sales Load [Member] | Thornburg Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	25.47%	15.36%	10.37%
Without Sales Load [Member] | Thornburg International Equity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	17.96%	11.07%	8.77%
Without Sales Load [Member] | Thornburg International Equity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	16.94%	10.17%	7.93%
Without Sales Load [Member] | Thornburg Better World International Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%	9.66%	9.65%
Without Sales Load [Member] | Thornburg Better World International Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.64%	8.83%	8.93%
Without Sales Load [Member] | Thornburg International Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%	1.15%	6.22%
Without Sales Load [Member] | Thornburg International Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	0.90%	0.22%	5.32%
Without Sales Load [Member] | Thornburg Developing World Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.97%	3.62%	6.46%
Without Sales Load [Member] | Thornburg Developing World Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%	2.77%	5.61%
Without Sales Load [Member] | Thornburg Small/Mid Cap Core Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%	7.62%	8.36%
Without Sales Load [Member] | Thornburg Small/Mid Cap Core Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.30%	6.63%	7.43%
Without Sales Load [Member] | Thornburg Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%	1.05%	7.88%
Without Sales Load [Member] | Thornburg Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%	0.16%	6.99%
Without Sales Load [Member] | Thornburg Investment Income Builder Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	25.70%	16.87%	10.25%
Without Sales Load [Member] | Thornburg Investment Income Builder Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	24.84%	16.01%	9.44%
Without Sales Load [Member] | Thornburg Summit Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
Without Sales Load [Member] | Thornburg Ultra Short Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	3.00%	2.55%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	0.25%	1.01%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.05%)	0.70%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.03%)
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%	1.61%	2.54%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	1.37%	2.31%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%	1.13%
Without Sales Load [Member] | Thornburg Core Plus Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%
Without Sales Load [Member] | Thornburg Core Plus Bond Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.21%
Without Sales Load [Member] | Thornburg Strategic Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%	3.14%	4.11%
Without Sales Load [Member] | Thornburg Strategic Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	2.37%	3.37%
Without Sales Load [Member] | Thornburg Short Duration Municipal Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%	1.24%	1.05%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	0.89%	1.36%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.66%	0.64%	1.10%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	0.40%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%	1.23%	1.90%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%	0.86%	1.54%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%	0.85%
Without Sales Load [Member] | Thornburg Strategic Municipal Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%	1.15%	1.90%
Without Sales Load [Member] | Thornburg Strategic Municipal Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%	0.68%	1.44%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	0.95%	1.15%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%	0.68%	0.88%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%	0.68%
Without Sales Load [Member] | Thornburg New Mexico Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.95%	0.38%	1.27%
Without Sales Load [Member] | Thornburg New York Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.50%	0.72%	1.34%
Bloomberg U S Aggregate Total Return Value Index U S D 1821 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%
Bloomberg U S Aggregate Total Return Value Index U S D 1848 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%
Index M S C I All Country World Net Total Return U S D Index 3 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
Index M S C I All Country World Net Total Return U S D Index 15 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
M S C I All Country World Net Total Return U S D Index 26 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
M S C I All Country World Net Total Return U S D Index 37 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
M S C I All Country World Net Total Return U S D Index 48 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
M S C I All Country World Net Total Return U S D Index 59 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%	11.91%
M S C I All Country World Net Total Return U S D Index 70 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 82 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 94 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Net Total Return U S D Index 105 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Net Total Return U S D Index 116 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Net Total Return U S D Index 127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Net Total Return U S D Index 138 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Net Total Return U S D Index 149 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 161 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 173 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Net Total Return U S D Index 184 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I All Country Worldex U S A Growth Net Total Return U S D Index 197 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	6.22%	8.17%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 198 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I All Country Worldex U S A Growth Net Total Return U S D Index 211 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	6.22%	8.17%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 212 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 224 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	6.22%	8.17%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 225 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 237 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	6.22%	8.17%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 238 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 250 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	6.22%	8.17%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 251 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 263 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	6.22%	8.17%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 264 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 276 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%	6.22%	8.17%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 277 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%	10.26%	8.23%
Index M S C I Emerging Markets Net Total Return U S D Index 289 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
Index M S C I Emerging Markets Net Total Return U S D Index 301 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
M S C I Emerging Markets Net Total Return U S D Index 312 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
M S C I Emerging Markets Net Total Return U S D Index 323 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
M S C I Emerging Markets Net Total Return U S D Index 334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	7.02%	7.99%
Index Russell 2500 Index Total Return 347 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	12.09%	10.52%
Index Russell 3000 Index Total Return 348 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell 2500 Index Total Return 361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	12.09%	10.52%
Index Russell 3000 Index Total Return 362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2500 Index Total Return 374 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	12.09%	10.52%
Index Russell 3000 Index Total Return 375 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2500 Index Total Return 387 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	12.09%	10.52%
Index Russell 3000 Index Total Return 388 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2500 Index Total Return 400 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	12.09%	10.52%
Index Russell 3000 Index Total Return 401 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2500 Index Total Return 413 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	12.09%	10.52%
Index Russell 3000 Index Total Return 414 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell 2500 Growth Index Total Return 427 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	7.76%	10.93%
Index Russell 3000 Index Total Return 428 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Russell 2500 Growth Index Total Return 441 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	7.76%	10.93%
Index Russell 3000 Index Total Return 442 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2500 Growth Index Total Return 454 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	7.76%	10.93%
Index Russell 3000 Index Total Return 455 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2500 Growth Index Total Return 467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	7.76%	10.93%
Index Russell 3000 Index Total Return 468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2500 Growth Index Total Return 480 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	7.76%	10.93%
Index Russell 3000 Index Total Return 481 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2500 Growth Index Total Return 493 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	7.76%	10.93%
Index Russell 3000 Index Total Return 494 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	14.71%
Index Bloomberg U S Aggregate Total Return Value Index U S D 508 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index M S C I World Net Total Return U S D Index 509 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	14.41%	12.43%
Index Thornburg Investment Income Builder Funds Blended Index 510 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	10.67%	9.88%
Index Bloomberg U S Aggregate Total Return Value Index U S D 530 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index M S C I World Net Total Return U S D Index 531 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	14.41%	12.43%
Index Thornburg Investment Income Builder Funds Blended Index 532 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	10.67%	9.88%
Bloomberg U S Aggregate Total Return Value Index U S D 551 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index M S C I World Net Total Return U S D Index 552 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	14.41%	12.43%
Index Thornburg Investment Income Builder Funds Blended Index 553 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	10.67%	9.88%
Bloomberg U S Aggregate Total Return Value Index U S D 572 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index M S C I World Net Total Return U S D Index 573 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	14.41%	12.43%
Index Thornburg Investment Income Builder Funds Blended Index 574 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	10.67%	9.88%
Bloomberg U S Aggregate Total Return Value Index U S D 593 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index M S C I World Net Total Return U S D Index 594 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	14.41%	12.43%
Index Thornburg Investment Income Builder Funds Blended Index 595 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	10.67%	9.88%
Bloomberg U S Aggregate Total Return Value Index U S D 614 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index M S C I World Net Total Return U S D Index 615 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	14.41%	12.43%
Index Thornburg Investment Income Builder Funds Blended Index 616 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	10.67%	9.88%
Bloomberg U S Aggregate Total Return Value Index U S D 635 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)
Index M S C I World Net Total Return U S D Index 636 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	14.41%
Index Thornburg Investment Income Builder Funds Blended Index 637 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	10.67%
Index Bloomberg Global Aggregate Total Return Index Value Unhedged U S D 657 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.40%
Index M S C I All Country World Net Total Return U S D Index 658 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%
Index Thornburg Summit Funds Blended Index 659 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%
Bloomberg Global Aggregate Total Return Index Value Unhedged U S D 678 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.40%	(1.56%)
Index M S C I All Country World Net Total Return U S D Index 679 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	13.54%
Index Thornburg Summit Funds Blended Index 680 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%	7.41%
Index Bloomberg U S Aggregate Total Return Value Index U S D 699 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index I C E Bof A U S Treasury Bill Index 700 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%	2.99%	2.10%
Bloomberg U S Aggregate Total Return Value Index U S D 722 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index I C E Bof A U S Treasury Bill Index 723 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%	2.99%	2.10%
Index Bloomberg U S Aggregate Total Return Value Index U S D 746 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 747 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%	0.36%	1.55%
Index Bloomberg U S Aggregate Total Return Value Index U S D 764 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 765 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%	0.36%	1.55%
Index Bloomberg U S Aggregate Total Return Value Index U S D 782 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 783 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%	0.36%
Bloomberg U S Aggregate Total Return Value Index U S D 799 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 800 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%	0.36%	1.55%
Bloomberg U S Aggregate Total Return Value Index U S D 816 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 817 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%	0.36%	1.55%
Bloomberg U S Aggregate Total Return Value Index U S D 833 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 834 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%	0.36%	1.55%
Bloomberg U S Aggregate Total Return Value Index U S D 850 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 851 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%	0.36%	1.55%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 868 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%	2.10%
Index Bloomberg U S Aggregate Total Return Value Index U S D 869 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 892 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%	2.10%
Index Bloomberg U S Aggregate Total Return Value Index U S D 893 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 916 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%
Index Bloomberg U S Aggregate Total Return Value Index U S D 917 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 939 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%	2.10%
Index Bloomberg U S Aggregate Total Return Value Index U S D 940 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 962 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%	2.10%
Index Bloomberg U S Aggregate Total Return Value Index U S D 963 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 985 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%	2.10%
Index Bloomberg U S Aggregate Total Return Value Index U S D 986 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 1008 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%	2.10%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1009 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 1031 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1032 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)
Index Bloomberg U S Aggregate Total Return Value Index U S D 1054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1076 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
Bloomberg U S Aggregate Total Return Value Index U S D 1097 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
Bloomberg U S Aggregate Total Return Value Index U S D 1118 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1141 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1142 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	0.08%	2.26%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1173 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1174 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	0.08%	2.26%
Bloomberg U S Aggregate Total Return Value Index U S D 1204 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1205 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	0.08%	2.26%
Bloomberg U S Aggregate Total Return Value Index U S D 1235 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1236 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	0.08%	2.26%
Bloomberg U S Aggregate Total Return Value Index U S D 1266 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1267 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	0.08%	2.26%
Bloomberg U S Aggregate Total Return Value Index U S D 1297 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1298 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	0.08%	2.26%
Bloomberg U S Aggregate Total Return Value Index U S D 1328 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)
Index Bloomberg U S Universal Total Return Index Value Unhedged 1329 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	0.08%
Index I C E Bof A 13 Year U S Municipal Securities Index 1360 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%	1.52%	1.54%
Index I C E Bof A U S Municipal Securities Index 1361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
I C E Bof A 13 Year U S Municipal Securities Index 1381 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%	1.52%	1.54%
Index I C E Bof A U S Municipal Securities Index 1382 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A 110 Year U S Municipal Securities Index 1403 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%	1.31%	1.98%
Index I C E Bof A U S Municipal Securities Index 1404 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A 110 Year U S Municipal Securities Index 1425 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%	1.31%	1.98%
Index I C E Bof A U S Municipal Securities Index 1426 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A 110 Year U S Municipal Securities Index 1447 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%	1.31%
Index I C E Bof A U S Municipal Securities Index 1448 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%
I C E Bof A 110 Year U S Municipal Securities Index 1468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%	1.31%	1.98%
Index I C E Bof A U S Municipal Securities Index 1469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A 315 Year U S Municipal Securities Index 1490 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	1.18%	2.35%
Index I C E Bof A U S Municipal Securities Index 1491 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A 315 Year U S Municipal Securities Index 1512 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	1.18%	2.35%
Index I C E Bof A U S Municipal Securities Index 1513 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A 315 Year U S Municipal Securities Index 1534 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	1.18%
Index I C E Bof A U S Municipal Securities Index 1535 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%
I C E Bof A 315 Year U S Municipal Securities Index 1555 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	1.18%	2.35%
Index I C E Bof A U S Municipal Securities Index 1556 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A U S Municipal Securities Index 1576 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A U S Municipal Securities Index 1596 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
I C E Bof A U S Municipal Securities Index 1615 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A U S Municipal Securities Index 1635 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A U S Municipal Securities Index 1655 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A U S Municipal Securities Index 1675 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%
I C E Bof A U S Municipal Securities Index 1694 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A U S Municipal Securities Index 1714 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
I C E Bof A U S Municipal Securities Index 1733 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
I C E Bof A U S Municipal Securities Index 1752 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
Index I C E Bof A U S Municipal Securities Index 1772 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
I C E Bof A U S Municipal Securities Index 1791 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	0.95%	2.40%
M S C I Emerging Markets Net Total Return U S D Index 1810 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%
I C E Bof A U S Municipal Securities Index 1869 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%
I C E Bof A U S 1 Month Treasury Bill Index 1888 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%	2.97%	2.01%